Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial assets and liabilities [text block]
All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$151,844	$97,257
Gold in trust	1,576,366	-
Total assets	$1,728,210	$97,257

Trade and other payables	$341,170	$141,692
Gold loan payable	2,541,338	-
Derivatives financial liabilities	430,965	-
Total liabilities	$3,313,473	$141,692

Net assets	$(1,585,263)	$(44,435)

Disclosure of fair value of financial instruments [text block]
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Derivative financial liabilities	-	430,965	-	430,965